Schedule of trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Trade payables	£ 485	£ 337	£ 725
Other payables	5	26	13
Accruals	546	768	1,765
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,036	1,131	2,503
Tax and social security	56	31	86
Deferred revenue and government grants		68	1,905
Total trade and other payables	£ 1,092	£ 1,230	£ 4,494